The Torray Fund

Schedule of Investments

As of March 31, 2023 (unaudited)

Shares			Market Value
	COMMON STOCKS - 98.0%
	31.0%	FINANCIALS+
61,790		Berkshire Hathaway, Inc. - Class B *	$19,078,898
84,956		Marsh & McLennan Cos., Inc.	14,149,422
72,253		American Express Co.	11,918,132
98,950		Fiserv, Inc. *	11,184,319
81,910		JPMorgan Chase & Co.	10,673,692
52,650		Chubb Limited	10,223,577
332,340		Bank of America Corp.	9,504,924
80,046		T. Rowe Price Group, Inc.	9,037,193
			95,770,157
	11.4%	CONSUMER DISCRETIONARY
108,610		Lennar Corp. - Class B	9,699,959
259,708		General Motors Co.	9,526,090
31,370		Home Depot Inc.	9,257,914
56,890		Advance Auto Parts, Inc.	6,918,393
			35,402,356
	11.4%	INDUSTRIALS
55,255		General Dynamics Corp.	12,609,744
69,210		Eaton Corp. PLC	11,858,441
56,265		Honeywell International, Inc.	10,753,367
			35,221,552
	11.2%	HEALTH CARE
26,108		UnitedHealth Group, Inc.	12,338,380
72,950		Johnson & Johnson	11,307,250
157,493		Bristol-Myers Squibb Co.	10,915,840
			34,561,470
	9.8%	INFORMATION TECHNOLOGY
63,980		Texas Instruments, Inc.	11,900,920
75,295		Applied Materials, Inc.	9,248,485
72,125		Qualcomm, Inc.	9,201,707
			30,351,112
	9.0%	ENERGY
95,665		Phillips 66	9,698,518
197,085		Schlumberger Ltd.	9,676,873
74,967		EOG Resources, Inc.	8,593,467
			27,968,858
	7.2%	COMMUNICATION SERVICES
117,020		Walt Disney Co. *	11,717,213
100,570		Alphabet, Inc. - Class A *	10,432,126
			22,149,339
	7.0%	CONSUMER STAPLES
255,850		Altria Group, Inc.	11,416,027
266,344		Kraft Heinz Co.	10,299,523
			21,715,550
	TOTAL COMMON STOCKS
		(cost $210,652,425)	303,140,394

	SHORT-TERM INVESTMENT - 2.0%
6,205,234		Fidelity Institutional Government Portfolio - Class I, 4.73%^
		(Cost $6,205,234)	6,205,234

		TOTAL INVESTMENTS - 100.0%
		(cost $216,857,659)	309,345,628
		OTHER ASSETS AND LIABILITIES, NET - 0.0%	37,910
		TOTAL NET ASSETS - 100.0%	$309,383,538

+
As of March 31, 2023, the Fund had a significant portion of its assets invested in this sector. The financials sector may be more greatly impacted by the performance of the overall economy, interest rates, competition, and consumer confidence and spending.

*	Non-income producing security
^	The rate shown is the annualized seven-day effective yield as of March 31, 2023.

The above industry classifications are based upon the The Global Industry Classification Standard (“GICS”®). GICS was developed by and is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of March 31, 2023:

	Level 1	Level 2	Level 3	Total
Common Stocks	$303,140,394	$-	$-	$303,140,394
Short-Term Investment	6,205,234	-	-	6,205,234
Total Investments in Securities	$309,345,628	$-	$-	$309,345,628

Refer to Schedule of Investments for further information on the classification of investments.